Prepaid expenses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses
Prepaid expenses	R$ 562,141	R$ 377,405
Advertisements (i)	20,331	13,047
Rentals and insurance	83,603	69,759
Incremental costs for obtaining contracts with customers (ii)	188,269	190,663
IT Services	10,783	16,053
Contractual prepaid expenses (iii)	251,181	75,464
Other	7,974	12,419
Current portion	(280,851)	(238,468)
Non-current portion	R$ 281,290	R$ 138,937